Fixed Assets, Net (Details) ¥ in Millions		1 Months Ended
	Sep. 07, 2021 USD ($)	Apr. 19, 2021 USD ($)	Apr. 19, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Fixed Assets, Net (Details) [Line Items]
Aggregate Purchases Price	$ 8,000,000			$ 743,500
Depreciation expense					$ 367,851	$ 21,992
Minebaba [Member]
Fixed Assets, Net (Details) [Line Items]
Mining machines		$ 5,000
Aggregate Purchases Price		2,600,000	¥ 17
Costs payable		$ 200,000